Capital (Tables)	12 Months Ended
Dec. 31, 2021
Asset management business
Group objectives, policies and processes for managing capital
Reconciliation of regulatory and other surplus

	2021 $m	2020 $m
Balance at 1 Jan	459	376
Gains during the year	266	223
Movement in capital requirement	3	48
Capital injection	6	65
Distributions made to the parent company	(201)	(204)
Exchange and other movements	(5)	(49)
Balance at 31 Dec	528	459